IMPAIRMENT REVERSALS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ 12	$ (457)
Non-current assets [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	12	(941)
Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ 0	$ 484